UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21682

BB&T Variable Insurance Funds
(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor, Raleigh, NC		27626-0575
(Address of principal executive offices)		(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 228-1872

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments.

BB&T Large Cap VIF (formerly known as BB&T Large Cap Value VIF)

Schedule of Portfolio Investments

March 31, 2006

(Unaudited)

	Shares
	or
	Principal	Fair
	Amount	Value
Common Stocks (97.0%)
Consumer Discretionary (7.9%)
Federated Department Stores, Inc.	10,373	$757,229
Gannett Co., Inc.	46,906	2,810,608
Mattel, Inc.	72,315	1,311,071
V.F. Corp.	17,174	977,201
Walt Disney Co. (The)	108,110	3,015,187
Whirlpool Corp.	4,657	425,976
		9,297,272
Consumer Staples (5.8%)
Albertson’s, Inc.	36,214	929,613
Altria Group, Inc.	23,052	1,633,465
Kimberly-Clark Corp.	45,980	2,657,644
Sara Lee Corp.	94,452	1,688,802
		6,909,524
Energy (13.4%)
Anadarko Petroleum Corp.	18,214	1,839,796
Apache Corp.	4,158	272,391
Burlington Resources, Inc.	11,600	1,066,156
ChevronTexaco Corp.	54,300	3,147,771
ConocoPhillips	53,199	3,359,516
Exxon Mobil Corp.	48,182	2,932,357
Royal Dutch Shell PLC, A Shares,	35,363	2,201,700
ADR
Schlumberger Ltd.	7,984	1,010,535
		15,830,222
Financials (31.5%)
Ambac Financial Group, Inc.	15,450	1,229,820
American International Group, Inc.	30,200	1,995,918
Bank of America Corp.	80,220	3,653,219
Bank of New York Company, Inc. (The)	41,500	1,495,660
Citigroup, Inc.	67,433	3,185,535
Equity Residential, REIT	25,550	1,195,485
Fannie Mae	34,265	1,761,221
Franklin Resources, Inc.	965	90,942
ING Groep NV, ADR	39,368	1,551,099
J.P. Morgan Chase & Co.	84,390	3,514,000
Lincoln National Corp.	19,727	1,076,897
Merrill Lynch & Co., Inc.	31,500	2,480,940
Northern Trust Corp.	42,700	2,241,750
Old Republic International Corp.	59,750	1,303,745
PNC Financial Services Group, Inc.	32,851	2,211,201
St. Paul Travelers Cos, Inc. (The)	49,651	2,074,915
SunTrust Banks, Inc.	21,790	1,585,440
Washington Mutual, Inc.	52,894	2,254,342
Wells Fargo & Co.	18,097	1,155,855
Willis Group Holdings Ltd.	33,866	1,160,249
		37,218,233
Health Care (9.1%)
Abbott Laboratories	30,200	1,282,594

Bristol-Myers Squibb Co.	38,769	954,105
Cigna Corp.	14,088	1,840,175
HCA, Inc.	25,700	1,176,803
Johnson & Johnson	21,723	1,286,436
Merck & Co., Inc.	51,231	1,804,868
Pfizer, Inc.	51,564	1,284,975
Wyeth	23,900	1,159,628
		10,789,584
Industrials (6.7%)
CSX Corp.	10,845	648,531
Emerson Electric Co.	6,881	575,458
General Electric Co.	17,465	607,433
Parker-Hannifin Corp.	19,200	1,547,712
Pitney Bowes, Inc.	29,100	1,249,263
Raytheon Co.	41,168	1,887,141
Textron, Inc.	14,500	1,354,155
		7,869,693
Information Technology (8.6%)
Automatic Data Processing, Inc.	23,686	1,081,976
First Data Corp.	25,283	1,183,750
Hewlett-Packard Co.	71,524	2,353,141
IBM Corp.	12,142	1,001,351
Microsoft Corp.	40,300	1,096,563
Nokia Corp., ADR	91,484	1,895,548
Time Warner, Inc.	93,812	1,575,103
		10,187,432
Materials (4.9%)
Air Products & Chemical, Inc.	20,800	1,397,552
Alcoa, Inc.	41,916	1,280,953
E.I. DuPont de Nemours & Co.	7,585	320,163
Phelps Dodge Corp.	7,452	600,110
Weyerhaeuser Co.	31,021	2,246,850
		5,845,628
Telecommunication Services (4.5%)
AT&T, Inc.	69,799	1,887,365
BellSouth Corp.	29,940	1,037,421
Verizon Communications, Inc.	71,025	2,419,111
		5,343,897
Utilities (4.6%)
Dominion Resources, Inc.	16,467	1,136,717
Duke Energy Corp.	40,253	1,173,375
NiSource, Inc.	89,504	1,809,771
SCANA Corp.	14,549	570,903
Xcel Energy, Inc.	38,469	698,212
		5,388,978
Total Common Stocks (Cost $91,078,736)		114,680,463

Repurchase Agreement (2.9%)
U.S. Bank NA, 4.55%, dated 3/31/06, maturing 4/3/06, with a maturity value of $3,437,450 (Collateralized fully by U.S. Government Agencies)	$3,436,147	3,436,147
Total Repurchase Agreement (Cost $3,436,147)		3,436,147

Total Investments (Cost $94,514,883) - 99.9%		$118,116,610

Percentages indicated are based on net assets of $118,229,644.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

BB&T Mid Cap Growth VIF

Schedule of Portfolio Investments

March 31, 2006

(Unaudited)

	Shares
	or
	Principal	Fair
	Amount	Value
Common Stocks (98.5%)
Consumer Discretionary (12.2%)
Abercrombie & Fitch Co., Class A	7,550	$440,165
Advance Auto Parts, Inc.	11,550	480,942
AnnTaylor Stores Corp. (a)	12,000	441,480
Carter’s, Inc. (a)	10,000	674,900
Chico’s FAS, Inc. (a)	13,400	544,576
Circuit City Stores, Inc.	26,500	648,720
Coach, Inc. (a)	16,000	553,280
GameStop Corp., Class A (a)	11,800	556,252
Harman International Industries, Inc.	3,625	402,846
Urban Outfitters, Inc. (a)	24,300	596,322
		5,339,483
Energy (12.1%)
Arch Coal, Inc.	6,750	512,595
Cameco Corp.	20,900	752,400
Cooper Cameron Corp. (a)	14,100	621,528
Grant Prideco, Inc. (a)	14,650	627,606
Helix Energy Solutions Group, Inc. (a)	13,500	511,650
Holly Corp.	7,500	555,900
Peabody Energy Corp.	13,000	655,330
Rowan Cos., Inc.	11,700	514,332
Weatherford International, Ltd. (a)	12,200	558,150
XTO Energy, Inc.	1	44
		5,309,535
Financials (14.9%)
Affiliated Managers Group, Inc. (a)	9,700	1,034,117
Bancolombia SA, ADR	16,600	579,340
Bear Stearns Companies, Inc. (The)	3,250	450,775
Chicago Mercantile Exchange Holdings, Inc.	1,950	872,625
Host Marriott Corp.	20,800	445,120
Janus Capital Group, Inc.	29,700	688,149
Legg Mason, Inc.	6,000	751,980
Nasdaq Stock Market, Inc. (a)	14,300	572,572
optionsXpress Holdings, Inc.	19,600	569,968
TD Ameritrade Holding Corp. (a)	28,000	584,360
		6,549,006
Health Care (11.4%)
Aetna, Inc.	12,200	599,508
Caremark Rx, Inc. (a)	12,700	624,586
Celgene Corp. (a)	24,500	1,083,390
Covance, Inc. (a)	11,700	687,375
Genzyme Corp. (a)	5,700	383,154
Humana, Inc. (a)	8,400	442,260
Omnicare, Inc.	8,000	439,920
ResMed, Inc. (a)	16,450	723,471
		4,983,664
Industrials (15.0%)
Gol-Linhas Aereas Inteligentes, ADR	24,500	656,600

JLG Industries, Inc.	30,000	923,700
Joy Global, Inc.	18,300	1,093,790
Manitowoc Company, Inc.	7,000	638,050
Monster Worldwide, Inc. (a)	16,700	832,662
Precision Castparts Corp.	11,400	677,160
Rockwell Automation, Inc.	9,600	690,336
Trinity Industries, Inc.	12,000	652,680
UTI Worldwide, Inc.	13,500	426,600
		6,591,578
Information Technology (24.3%)
ADC Telecommunications, Inc. (a)	24,300	621,837
Advanced Micro Devices, Inc. (a)	12,200	404,552
Amphenol Corp., Class A	11,300	589,634
Broadcom Corp., Class A (a)	15,750	679,770
CNET Networks, Inc. (a)	33,150	471,062
Cognizant Technology Solutions Corp.,	12,600	749,574
Class A (a)
Comverse Technology, Inc. (a)	18,900	444,717
F5 Networks, Inc. (a)	11,400	826,386
Foundry Networks, Inc. (a)	43,400	788,144
Harris Corp.	14,800	699,892
Intersil Corp., Class A	31,700	916,764
Jabil Circuit, Inc. (a)	19,700	844,342
Marvel Technology Group, Ltd. (a)	11,800	638,380
MEMC Electronic Materials, Inc. (a)	27,500	1,015,299
PMC-Sierra, Inc. (a)	43,200	530,928
SunPower Corp., Class A (a)	11,550	440,748
		10,662,029
Materials (3.1%)
Airgas, Inc.	18,700	730,983
Phelps Dodge Corp.	2,700	217,431
Titanium Metals Corp. (a)	8,850	429,668
		1,378,082
Telecommunication Services (5.5%)
American Tower Corp., Class A (a)	43,000	1,303,760
NII Holdings, Inc. (a)	19,000	1,120,430
		2,424,190
Total Common Stocks (Cost $30,928,858)		43,237,567

Exchange Traded Funds (1.0%)
iShares Russell Midcap Growth Index Fund	4,325	437,258
Total Exchange Traded Funds (Cost $432,446)		437,258

Repurchase Agreement (2.0%)
U.S. Bank NA, 4.55%, dated 3/31/06, maturing 4/3/06, with a maturity value of $873,003 (Collateralized fully by U.S. Government Agencies)	$872,672	872,672
Total Repurchase Agreement (Cost $872,672)		872,672

Total Investments (Cost $32,233,976) - 101.5%		$44,547,497

Percentages indicated are based on net assets of $43,903,011.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

BB&T Large Cap Growth VIF (formerly known as BB&T Large Company Growth VIF)

Schedule of Portfolio Investments

March 31, 2006

(Unaudited)

	Shares
	or
	Principal	Fair
	Amount	Value
Common Stocks (99.2%)
Consumer Discretionary (9.2%)
American Eagle Outfitters, Inc.	8,000	$238,880
Chico’s FAS, Inc. (a)	5,875	238,760
Coach, Inc. (a)	3,671	126,943
eBay, Inc. (a)	9,250	361,305
Lowe’s Companies., Inc.	3,550	228,762
Nike, Inc., Class B	2,089	177,774
Staples, Inc.	14,100	359,832
Starbucks Corp. (a)	10,150	382,046
Target Corp.	2,174	113,070
		2,227,372
Consumer Staples (3.2%)
PepsiCo, Inc.	7,205	416,377
Procter & Gamble Co.	6,000	345,720
		762,097
Energy (7.3%)
Anadarko Petroleum Corp.	3,737	377,474
Baker Hughes, Inc.	6,270	428,869
ConocoPhillips	3,842	242,622
Halliburton Co.	2,296	167,654
Schlumberger Ltd.	1,900	240,483
Valero Energy Corp.	5,000	298,900
		1,756,002
Financials (10.5%)
American International Group, Inc.	5,197	343,470
Bear Stearns Companies, Inc. (The)	2,600	360,620
Charles Schwab Corp. (The)	13,350	229,754
Chicago Mercantile Exchange Holdings, Inc.	578	258,655
Franklin Resources, Inc.	2,553	240,595
Goldman Sachs Group, Inc. (The)	2,400	376,703
Merrill Lynch & Co., Inc.	4,550	358,358
Paychex, Inc.	2,900	120,814
Prudential Financial, Inc.	3,125	236,906
		2,525,875
Health Care (14.4%)
Aetna, Inc.	4,650	228,501
AmerisourceBergen Corp.	5,050	243,764
Amgen, Inc. (a)	3,173	230,836
Caremark Rx, Inc. (a)	5,865	288,441
Fisher Scientific International, Inc. (a)	5,308	361,208
Genentech, Inc. (a)	2,875	242,966
Genzyme Corp. (a)	2,070	139,145
Gilead Sciences, Inc. (a)	4,253	264,622
Medco Health Solutions, Inc. (a)	4,449	254,572
Medtronic, Inc.	4,550	230,913
Novartis AG, ADR	5,400	299,376
UnitedHealth Group, Inc.	2,021	112,893
Wellpoint, Inc . (a)	3,056	236,626
Wyeth	7,140	346,433
		3,480,296

Industrials (25.1%)
Applied Materials, Inc.	5,857	102,556
Boeing Co.	7,407	577,228
Caterpillar, Inc.	9,625	691,170
Danaher Corp.	5,304	337,069
Emerson Electric Co.	4,250	355,428
Fedex Corp.	2,368	267,442
General Electric Co.	10,300	358,234
Honeywell International, Inc.	5,700	243,789
Illinois Tool Works, Inc.	1,400	134,834
Joy Global, Inc.	4,500	268,965
Monster Worldwide, Inc. (a)	9,550	476,163
Precision Castparts Corp.	5,050	299,970
Union Pacific Corp.	4,000	373,400
United Parcel Service, Inc., Class B.	3,995	317,123
United Technologies Corp.	8,288	480,455
		5,283,826
Information Technology (21.9%)
Agilent Technologies, Inc. (a)	9,625	361,419
Apple Computer, Inc. (a)	3,650	228,928
Archer-Daniels-Midland Co.	8,550	287,708
Broadcom Corp., Class A (a)	5,280	227,885
Cisco Systems, Inc. (a)	38,785	840,470
Corning, Inc. (a)	13,700	368,667
EMC Corp. (a)	30,554	416,451
Freeport-McMoRan Copper & Gold, Inc., Class B	2,260	135,080
Google, Inc. (a)	655	255,450
Hewlett-Packard Co.	10,600	348,740
IBM Corp.	2,875	237,101
Marvel Technology Group, Ltd. (a)	4,050	219,105
Microsoft Corp.	26,750	727,868
Motorola, Inc.	15,600	357,396
National Semiconductor Corp.	8,415	234,274
Oracle Corp. (a)	30,800	421,652
QUALCOMM, Inc.	7,728	391,114
		6,059,308
Materials (1.1%)
Phelps Dodge Corp.	3,276	263,816
Telecommunication Services (6.5%)
America Movil SA de CV, Series L, ADR	10,700	366,582
American Tower Corp., Class A (a)	7,850	238,012
AT&T, Inc.	11,000	297,440
NII Holdings, Inc. (a)	6,950	409,842
Sprint Nextel Corp.	9,423	243,490
		1,555,366
Total Common Stocks (Cost $21,388,994)		23,913,958

Repurchase Agreement (1.9%)
U.S. Bank NA, 4.55%, dated 3/31/06,
maturing 4/3/06, with a maturity value of
$449,550 (Collateralized fully by U.S.
Government Agencies)	$449,379	449,379
Total Repurchase Agreement (Cost $449,379)		449,379

Total Investments (Cost $21,838,373) - 101.1%		$24,363,337

Percentages indicated are based on net assets of $24,097,554.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

BB&T Capital Manager Equity VIF

Schedule of Portfolio Investments

March 31, 2006

(Unaudited)

		Fair
	Shares	Value
Affiliated Investment Companies (99.8%)
BB&T Equity Index Fund, Class A	452,821	$3,939,547
BB&T International Equity Fund, Institutional Class	412,301	4,502,327
BB&T Large Cap Fund, Institutional Class	490,073	9,468,215
BB&T Large Cap Growth Fund, Institutional Class	670,751	6,318,475
BB&T Mid Cap Growth Fund, Institutional Class	97,735	1,442,568
BB&T Mid Cap Value Fund, Institutional Class	163,811	2,160,672
BB&T Small Cap Fund, Institutional Class	146,758	2,324,654
BB&T U.S. Treasury Money Market Fund, Institutional Class	951,508	951,508
		31,107,966
Total Affiliated Investment Companies (Cost $27,871,877)		31,107,966

Total Investments (Cost $27,871,877) - 99.8%		$31,107,966

Percentages indicated are based on net assets of $31,185,827.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

BB&T Special Opportunities Equity VIF

Schedule of Portfolio Investments

March 31, 2006

(Unaudited)

	Shares
	or
	Principal	Fair
	Amount	Value
Common Stocks (89.6%)
Commercial Services (3.7%)
WCI Communities, Inc. (a)	46,400	$1,290,848
Consumer Discretionary (19.2%)
Comcast Corp., Class A (a)	47,450	1,241,292
Costco Wholesale Corp.	12,500	677,000
Dow Chemical Co. (The)	31,675	1,286,005
News Corp., Class A	65,340	1,085,297
Smithfield Foods, Inc. (a)	44,600	1,308,564
YUM! Brands, Inc.	22,800	1,114,008
		6,712,166
Energy (15.2%)
Apache Corp.	19,500	1,277,445
CONSOL Energy, Inc.	21,500	1,594,440
Pioneer Natural Resources Co.	24,100	1,066,425
Weatherford International, Ltd. (a)	30,600	1,399,950
		5,338,260
Financials (7.8%)
Markel Corp. (a)	2,600	877,968
MBIA, Inc.	12,500	751,625
Wells Fargo & Co.	17,500	1,117,725
		2,747,318
Health Care (19.7%)
Bard (C.R.), Inc.	15,950	1,081,570
Emdeon Corp. (a)	111,448	1,203,638
Kos Pharmaceuticals, Inc. (a)	25,950	1,239,632
Laboratory Corporation of America Holdings (a)	17,400	1,017,552
Manor Care, Inc.	26,000	1,153,100
MedCath Corp. (a)	62,203	1,189,321
		6,884,813
Industrials (10.7%)
Aracruz Celulose SA, ADR	24,000	1,270,560
L-3 Communications Holdings, Inc.	14,000	1,201,060
PACCAR, Inc.	18,000	1,268,640
		3,740,260
Information Technology (13.3%)
Activision, Inc. (a)	48,700	671,573
ARM Holdings PLC, ADR	175,880	1,211,813
ATI Technologies, Inc. (a)	46,200	793,716
Fair Issac Corp.	17,000	673,540
Symantec Corp. (a)	77,600	1,306,008
		4,656,650
Total Common Stocks (Cost $26,486,555)		31,370,315

Repurchase Agreement (10.2%)
U.S. Bank NA, 4.55%, dated 3/31/06,
maturing 4/3/06, with a maturity value of
$3,583,552 (Collateralized fully by U.S.
Government Agencies)	$3,582,194	3,582,194
Total Repurchase Agreement (Cost $3,582,194)		3,582,194

Total Investments (Cost $30,068,749) - 99.8%		$34,952,509

Percentages indicated are based on net assets of $35,027,245.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

BB&T Total Return Bond VIF

Schedule of Portfolio Investments

March 31, 2006

(Unaudited)

	Principal	Fair
	Amount	Value
Corporate Bonds (43.2%)
Aerospace & Defence (0.5%)
Raytheon Co., 6.15%, 11/1/08	$85,000	$86,624

Airlines (0.8%)
Sousthwest Airlines Co., 5.25%, 10/1/14	155,000	148,392

Auto - Cars/Light Trucks (0.6%)
DaimlerChrysler NA Holdings, 4.875%, 6/15/10	125,000	120,469

Banking & Financial Services (34.4%)
Associates Corp. NA, 6.25%, 11/1/08	87,000	88,984
Bank of America Commercial Mortgage, Inc., Series 2004-6 Class A5, 4.81%, 12/10/42	87,000	82,511
Bank of America Commercial Mortgage, Inc., Series 2006-1, Class A4, 5.37%, 9/10/45	187,000	183,964
Bank of America Corp., 4.25%, 10/1/10	35,000	33,406
Boeing Capital Corp., 7.375%, 9/27/10	155,000	166,968
Centex Home Equity, Series 2005-C, Class AF6, 4.64%, 6/25/35	184,000	175,163
Chase Funding Mortgate Loan Asset-Backed, Series 2003-4, Class 1A5, 5.42%, 5/25/33	345,000	340,924
Chase Issuance Trust, Series 2005-A1, Class A1, 4.76%, 12/15/10 (c) *	500,000	500,041
CIT Group, Inc., Series MTN, 5.16%, 9/20/07 *	200,000	200,640
CIT Group, Inc., 5.00%, 2/13/14	82,000	77,827
Countrywide Asset-Backed Certificates, Series 2004-3, Class 3A3, 5.20%, 8/25/34 (c) *	490,000	491,157
Countrywide Asset-Backed Certificates, Series 2005-4 Class 3AV2, 5.03%, 10/25/35 (c) *	284,000	283,932
CS First Boston Mortgage Securities Corp., Series 2004-C1 Class A2, 3.52%, 1/15/37	250,000	239,902
Gatx Financial Corp., 5.125%, 4/15/10	192,000	187,124
GE Capital Commercial Mortgage Corp., Series 2004-C1, Class A2, 3.915%, 11/10/38	310,000	295,271
General Elecectric Capital Corp., Series MTNA, 4.76%, 7/28/08 *	200,000	200,348
General Motors Acceptance Corp., 6.75%, 12/1/14	107,000	96,322
Goldman Sachs Group, Inc., 4.125%, 1/15/08	130,000	127,445
Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 6/18/12	175,000	170,754
Lehman Brothers Holdings, Series MTNG, 4.80%, 3/13/14	265,000	251,229

Merrill Lynch & Co., 6.00%, 2/17/09	190,000	193,391
Morgan Stanley, 4.25%, 5/15/10	170,000	161,998
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A2, 5.90%, 10/15/35	186,000	187,062
Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A3, 3.80%, 7/25/30	168,524	167,647
Residential Asset Mortgage Products, Inc., Series 2005-RZ4, Class A2, 5.08%, 11/25/35 *	480,000	480,119
Residential Asset Securities Corp., Series 2005-KS6, Class A2, 4.97%, 7/25/35 (c) *	408,000	407,996
Structured Asset Investment Loan Trust, Series 2005-11, Class A6, 5.04%, 1/25/36 (c) *	170,000	170,089
Synovus Financial, 4.875%, 2/15/13	147,000	140,677
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.42%, 1/15/45	175,000	172,469
Wachovia Corp., 4.375%, 6/1/10	140,000	134,831
Wells Fargo Home Equity Trust, Series 2004-2, Class AI3, 3.97%, 9/25/24	180,000	175,746
		6,585,937

Computer Services (1.0%)
Electronic Data Systems, Series B, 6.50%, 8/1/13 *	195,000	198,304

Retail (0.4%)
Lowe’s Cos., Inc., 8.25%, 6/1/10	75,000	82,951

Telecommunications (3.9%)
American Movil SA de CV, 5.75%, 1/15/15	175,000	169,573
Motorola, Inc., 7.50%, 5/15/25	320,000	366,489
Sprint Capital Corp., 6.875%, 11/15/28	200,000	206,347
		742,409

Utilities (1.6%)
American Electric Power, Series C, 5.375%, 3/15/10	215,000	213,181
General Electric Co., 5.00%, 2/1/13	105,000	102,134
		315,315
Total Corporate Bonds (Cost $8,429,949)		8,280,401

Mortgage-Backed Securities (35.2%)
Federal Home Loan Mortgage Corp. (9.3%)
6.00%, 10/1/19, Pool # G11679	726,351	734,969
5.50%, 11/1/20, Pool # J02711	92,718	92,109
4.50%, 6/1/35, Pool # G01842	164,683	151,913
5.50%, 7/1/35, Pool # A36540	150,947	147,425
6.00%, 7/1/35, Pool # A36304	121,315	121,391
5.50%, 12/1/35, Pool # A40359	90,362	88,253
6.00%, 1/1/36, Pool # A42269	177,664	177,775
5.50%, 2/1/36, Pool # G08111	279,511	272,931
		1,786,766

Federal National Mortgage Association (16.4%)
4.50%, 10/1/18, Pool # 752030	123,761	118,364
5.50%, 11/1/20, Pool # 843972	89,269	88,752
5.50%, 1/1/34, Pool # 757571	1,140,552	1,113,465
6.00%, 9/1/34, Pool # 790912	283,289	283,408
6.50%, 9/1/34, Pool # 796569	325,323	331,931
6.00%, 2/1/35, Pool # 735269	466,605	466,605
6.00%, 5/1/35, Pool # 821037	124,037	124,037
7.00%, 6/1/35, Pool # 255820	247,408	254,805
5.00%, 9/1/35, Pool # 757857	130,876	124,605
6.00%, 11/1/35, Pool # 843803	86,542	86,542
6.00%, 11/1/35, Pool # 817636	87,365	87,365
6.00%, 2/1/36, Pool # 865639	75,910	75,910
		3,155,789
Government National Mortgage Assoc. (9.5%)
5.00%, 4/15/36 (b)	1,880,000	1,820,663
Total Mortgage-Backed Securities (Cost $6,887,496)		6,763,218

Municipal Bonds (6.3%)
California (1.7%)
Fresno County Pension Obligation, Series A, 4.20%, 8/15/13, FGIC	230,000	213,357
San Bernardino County Financing Authority, Pension Obligation Revenue, 6.87%, 8/1/08, MBIA	110,000	113,990
		327,347
Illinois (0.9%)
Chicago, Series B, 5.25%, 1/1/12, XLCA	105,000	104,067
Illinois State, 3.75%, 6/1/12	85,000	77,999
		182,066

Mississippi (0.3%)
Mississippi State, 5.30%, 8/1/16, Callable 8/1/13 @ 100	60,000	59,012

New York (1.7%)
New York State, Series D, 5.20%, 4/15/11	125,000	124,483
New York State, Series D, 5.21%, 4/15/12	105,000	104,339
Sales Tax Asset Receivables Corp., Series B, 4.06%, 10/15/10, FGIC	100,000	94,945
		323,767

Oregon (0.9%)
Oregon School Board Association, 4.76%, 6/30/28, AMBAC	190,000	171,483

Texas (0.8%)
Brownsville Utility System, Series B, 4.92%, 9/1/14, AMBAC	155,000	149,476

Total Municipal Bonds (Cost $1,239,393)		1,213,151

U.S. Government Agencies (8.4%)
Federal Home Loan Bank (2.6%)
4.25%, 3/24/08, Callable 6/24/06 @ 100	150,000	147,601
4.85%, 8/10/10, Callable 8/10/06 @ 100	110,000	107,806

5.875%, 2/15/11	245,000	251,416
		506,823
Federal Home Loan Mortgage Corp. (3.2%)
Series MTN, 4.00%, 6/1/07, Callable 6/1/06 @ 100 *	190,000	188,352
4.00%, 2/25/08, Callable 5/25/06 @ 100 *	100,000	99,242
4.625%, 8/15/08, Callable 8/15/06 @ 100	196,000	194,024
Series MTN, 4.50%, 6/15/10, Callable 6/15/06 @ 100	125,000	121,555
		603,173

Federal National Mortgage Association (2.6%)
2.53%, 4/7/06	200,000	199,944
6.625%, 11/15/10	277,000	293,476
		493,420
Total U.S. Government Agencies (Cost $1,617,722)		1,603,416

U.S. Treasury Bonds (9.6%)
8.875%, 8/15/17	767,000	1,024,124
7.875%, 2/15/21	314,000	405,355
7.25%, 8/15/22	333,000	412,946
Total U.S. Treasury Bonds (Cost $1,904,685)		1,842,425

U.S. Treasury Notes (6.6%)
3.50%, 2/15/10	181,000	172,544
4.00%, 4/15/10	286,000	277,342
4.50%, 2/28/11	190,000	187,232
4.00%, 11/15/12	95,000	90,421
2.00%, 1/15/14	274,000	286,992
1.875%, 7/15/15	190,000	186,288
4.50%, 11/15/15	77,000	74,720
Total U.S. Treasury Notes (Cost $1,290,027)		1,275,539

Repurchase Agreement (1.6%)
U.S. Bank NA, dated 3/31/06, maturing	314,208	314,208
4/3/06, with a maturity value of $314,327
(Collateralized fully by U.S. Government
Agencies)
Total Repurchase Agreement (Cost $314,208)		314,208

Total Investments (Cost $21,683,480) - 110.9%		$21,292,358

Percentages indicated are based on net assets of $19,195,947.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Footnote Legend to Schedules of Portfolio Investments (Unaudited)

(a)                                  Represents non-income producing security.

(b)                                 Represents a security purchased on a when-issued basis. At March 31, 2006, total value of investments purchased on a when-issued basis for the BB&T Total Return Bond VIF was $1,820,663.

(c)                                  Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

*                                         The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2006. The maturity date reflected is the final maturity date.

ADR –	American Depositary Receipt.
AMBAC –	Insured by AMBAC Indemnity Corp.
FGIC –	Insured by Financial Guaranty Insurance Corp.
MBIA –	Insured by the Municipal Bond Insurance Association.
NA –	North America.
REIT –	Real Estate Investment Trust.
XLCA –	Insured by XL Capital Insurance.

See accompanying notes to Schedules of Portfolio Investments.

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments

March 31, 2006

(Unaudited)

1.             Organization:

The BB&T Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and the Trust presently offers shares of the BB&T Large Cap VIF (formerly known as the BB&T Large Cap Value VIF), the BB&T Mid Cap Growth VIF, the BB&T Large Cap Growth VIF (formerly known as the BB&T Large Company Growth VIF), the BB&T Capital Manager Equity VIF, the BB&T Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. The BB&T Capital Manager Equity VIF (the “Fund of Funds”) invests in other investment companies as opposed to individual securities. Prior to May 1, 2005 the Funds operated as a separate series of the Variable Insurance Funds, an investment company organized as a Massachusetts business trust and registered under the 1940 Act as a diversified, open-end management investment company.

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.             Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (the “Schedules”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules require management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The Fund of Funds seeks its investment objective of capital appreciation by investing solely in a diversified portfolio of investment companies (the “Underlying Funds”). The Fund of Funds purchases shares of the Underlying Funds at net asset value and without sales charge.

Securities Valuation – Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid quotations in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including the Fund of Fund, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale, or for which there is no currently available price.

Securities Transactions and Related Income - During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued Securities – The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued securities and any subsequent fluctuation in their fair value is taken into account when determining the net asset value of the Funds, commencing with the date the Funds agree to purchase the securities.

Repurchase Agreements - The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T Asset Management, Inc. (“BB&T”) deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Option Contracts – The Funds may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The following is a summary of option activity for the quarter ended March 31, 2006:

	BB&T Special Opportunities Equity VIF
Covered Call Options	Shares Subject to Contract	Premiums

Balance at beginning of period	65	$4,501
Options written	384	26,441
Options closed	—	—
Options expired	(65)	(4,501)
Options exercised	—	—
Balance at end of period	384	$26,441

The following is a summary of options outstanding as of March 31, 2006:

Security

BB&T Special Opportunities Equity VIF	Shares Subject to Contract	Fair Value

Pioneer Natural Resources, Co. $55.00, 6/17/06	214	$8,560
Consol Energy, Inc. $90.00, 4/22/06	70	350
Consol Energy, Inc. $80.00, 5/20/06	100	15,500
		$24,410

3.             Federal Income Tax Information:

At March 31, 2006 the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:

				Net
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
BB&T Large Cap VIF	$94,535,702	$25,124,173	$(1,543,265)	$23,580,908
BB&T Mid Cap Growth VIF	32,242,269	12,385,775	(80,547)	12,305,228
BB&T Large Cap Growth VIF	22,012,665	2,515,469	(164,797)	2,350,672
BB&T Capital Manager Equity VIF	27,893,504	3,308,652	(94,190)	3,214,462
BB&T Special Opportunities Equity VIF	30,070,988	5,058,938	(177,417)	4,881,521
BB&T Total Return Bond VIF	21,704,877	1,806	(414,325)	(412,519)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Variable Insurance Funds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date	May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President

Date	May 25, 2006

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date	May 25, 2006

* Print the name and title of each signing officer under his or her signature.